Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2022
Borrowed Funds
Schedule of Long-Term Advances
	2022	2021
Long-Term Advances(1)
FHLBB term advance, 0.00%, due September 22, 2023	$200,000	$200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	300,000
FHLBB term advance, 0.00%, due November 13, 2028	800,000	800,000
	$1,300,000	$1,300,000